Deferred tax - Other (Details) - GBP (£) £ in Millions		3 Months Ended			9 Months Ended	12 Months Ended
	Apr. 01, 2015	Jun. 30, 2020	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax
Corporation tax rate	20.00%				19.00%			19.25%		20.00%	20.25%
Banking Surcharge Rate						8.00%
Deferred tax assets					£ 1,079	£ 1,079		£ 1,391
Profit/(loss) for the year						2,069		(867)		£ (1,206)
Deferred tax assets that have not been recognised					1,886	1,886		2,665
Tax losses and other temporary differences carried forward					6,673	6,673		8,000
Deferred tax liabilities that have not been recognised					104	104		108
After 5 years
Deferred tax
Deferred tax assets					6,578	£ 6,578
UK
Deferred tax
Percentage of profits can be carried forward to offset the losses				25.00%					50.00%
Corporation tax rate		17.00%	19.00%				20.00%
Banking Surcharge Rate						8.00%
UK | Total losses carried forward
Deferred tax
Deferred tax assets					555	£ 555		619
Bank
Deferred tax
Tax losses carried forward					3,092	3,092
Reduction in annual profits						120
Bank | Total losses carried forward
Deferred tax
Deferred tax assets					541	541
Bank | UK | Total losses carried forward
Deferred tax
Deferred tax assets					541	541		605
Ulster Bank | UK | Total losses carried forward
Deferred tax
Deferred tax assets					£ 14	£ 14		£ 14